Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000072947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.48%	9.96%	10.41%
C000072944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	5.76%	8.40%	9.48%
Without Sales Load [Member] | C000072945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	11.34%	8.86%	9.47%
Without Sales Load [Member] | C000072944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	12.20%	9.69%	10.13%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	19.77%	12.10%	15.13%
Lipper Alternative Long Short Equity Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Alternative Long/Short Equity Funds Classification Average
Average Annual Return, Percent	12.67%	7.72%	7.18%
Equity Long Short Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Long/Short Blended Benchmark
Average Annual Return, Percent	14.90%	9.78%	11.45%